Principal accounting policies - Revenue recognition and cost of revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Other revenue	$ 28,719	$ 31,614	$ 38,945
Continuing and discontinued operations
Disaggregation Of Revenue [Line Items]
Other revenue	28,719	126,638	157,622
Revenue from sales agent and cost-plus
Disaggregation Of Revenue [Line Items]
Other revenue	$ 4,087	4,437	7,626
Revenue from sales agent and cost-plus | Continuing and discontinued operations
Disaggregation Of Revenue [Line Items]
Other revenue		$ 6,579	$ 11,458